Consolidated Balance Sheets (Parentheticals) - SFr / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred shares, par value (in Francs per share)	SFr 0.05	SFr 0.05
Preferred shares, registered shares issued (in Shares)	5,029	5,029
Preferred shares, registered shares outstanding (in Shares)	5,029	5,029
Common shares, par value (in Francs per share)	SFr 0.05	SFr 0.05
Common shares, registered shares issued (in Shares)	4,797,505	2,960,745
Common shares, registered shares outstanding (in Shares)	4,797,505	2,960,745
Preferred Participation Certificates
Preferred shares, par value (in Francs per share)	SFr 0.05	SFr 0.05
Preferred shares, registered shares issued (in Shares)	56,829	56,829
Preferred shares, registered shares outstanding (in Shares)	56,829	56,829